Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 185,139.68
Total Fee Amount	25.57
Total Offset Amount	0.00
Net Fee	$ 25.57
Offering Table N/A
Offset Table N/A	N/A